Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

(9) Intangible Assets

The changes in the carrying amount of intangible assets during the years ended December 31, 2018, 2017 and 2016 are as follows:

Balance as of December 31, 2015	$20,250
Amortization expense	(5,053)
Balance as of December 31, 2016	15,197
Amortization expense	(3,922)
Write-off from the relinquishment of management rights	(170)
Balance as of December 31, 2017	11,105
Amortization expense	(2,886)
Write-off from the relinquishment of management rights	(835)
Balance as of December 31, 2018	$7,384

The following is a schedule, by year, of future amortization of intangible assets as of December 31, 2018:

Year ending December 31:
2019	3,617
2020	3,767
Total future amortization of intangible assets	$7,384